CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenue	$ 191,332	$ 180,140
Cost of Revenue	49,122	30,483
Gross Profit	142,210	149,657
Operating Expenses:
Selling expenses	100,365	75,923
Administrative expenses	77,658	104,254
Amortization and depreciation	24,345	28,380
Research and development	52,448	62,957
Total Operating Expenses	254,816	271,514
Other Income (Expense)	(4,000)	8,677
Loss from continuing operations before income taxes	(116,606)	(113,180)
Income taxes from continuing operations
Loss from continuing operations	(116,606)	(113,180)
Discontinued operations:
Income (loss) from discontinued operations	5,446	(6,747)
Income taxes from discontinued operations
Income (loss) from discontinued operations	5,446	(6,747)
Net loss	(111,160)	(119,927)
Preferred stock dividends Series A Preferred	(10,344)	(11,423)
Net loss attributable to common shareholders	$ (121,504)	$ (131,350)
Net loss per share - basic and diluted
Loss from continuing operations	$ (0.00)	$ (0.00)
Income (loss) from discontinued operations	0.00	0.00
Net loss per common share - basic and diluted	$ (0.00)	$ (0.00)
Weighted average number of shares outstanding: Basic and diluted	204,623,828	203,899,190